NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 0.6%
------------------------------------------------------------------------
     $  730        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   585,460
------------------------------------------------------------------------
                                                             $   585,460
------------------------------------------------------------------------
Cogeneration -- 6.1%
------------------------------------------------------------------------
     $  250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                             $   252,777
        830        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                842,442
      1,195        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       1,224,301
      1,800        Pennsylvania EDA, (Resource
                   Recovery-Northampton), (AMT),
                   6.75%, 1/1/07                               1,848,492
      1,400        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10     1,466,626
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                21,828
         26        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                20,602
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                78,360
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                             1,797
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                               703
------------------------------------------------------------------------
                                                             $ 5,757,928
------------------------------------------------------------------------
Education -- 4.5%
------------------------------------------------------------------------
     $1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $ 1,051,450
        200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                                 204,388
        140        Connecticut HEFA, (Sacred Heart
                   University), 6.00%, 7/1/08                    159,408
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                       908,981
        385        Texas Student Housing Corp., (University
                   of Northern Texas), 6.75%, 7/1/16             384,057
        250        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06            250,452
      1,700        University of Illinois, 0.00%, 4/1/15         864,416
      1,000        University of Illinois, 0.00%, 4/1/16         476,850
------------------------------------------------------------------------
                                                             $ 4,300,002
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 1.1%
------------------------------------------------------------------------
     $1,000        North Carolina Municipal Power Agency,
                   (Catawba), 6.375%, 1/1/13                 $ 1,095,100
------------------------------------------------------------------------
                                                             $ 1,095,100
------------------------------------------------------------------------
Escrowed / Prerefunded -- 15.9%
------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13    $   324,144
        755        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                       821,629
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                              1,719,135
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                957,486
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17(2)      3,971,905
        840        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11          989,629
        293        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         304,219
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13         1,064,190
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         3,067,050
        590        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12       650,080
      1,085        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                   1,221,526
------------------------------------------------------------------------
                                                             $15,090,993
------------------------------------------------------------------------
General Obligations -- 4.2%
------------------------------------------------------------------------
     $  495        Detroit, MI, 6.40%, 4/1/05                $   541,545
      2,000        Detroit, MI, 6.50%, 4/1/02                  2,039,080
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                 505,235
        265        New Fairfield, CT, 4.90%, 8/1/13              282,919
        750        Ohio, 0.00%, 8/1/08                           569,302
        115        Puerto Rico, 0.00%, 7/1/08                     88,344
------------------------------------------------------------------------
                                                             $ 4,026,425
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  581        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36             $   590,014
------------------------------------------------------------------------
                                                             $   590,014
------------------------------------------------------------------------
Hospital -- 6.4%
------------------------------------------------------------------------
     $  550        Colorado Health Facilities Authority,
                   (Parkview Medical Center), 5.75%, 9/1/09  $   575,118
        500        Colorado Health Facilities Authority,
                   (Parkview Medical Hospital),
                   6.125%, 9/1/25                                504,285
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                              1,725,381
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                 126,509
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                745,770
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.00%, 10/1/05                                104,173
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.10%, 10/1/06                                104,879
        225        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.20%, 10/1/07                                237,359
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                              1,036,230
        500        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                   482,730
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                       445,702
------------------------------------------------------------------------
                                                             $ 6,088,136
------------------------------------------------------------------------
Housing -- 4.1%
------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $   605,304
      1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                  1,027,733
        345        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                 346,894
      1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                               1,159,885
        715        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                 709,995
------------------------------------------------------------------------
                                                             $ 3,849,811
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue -- 9.7%
------------------------------------------------------------------------
     $  520        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $   524,982
        445        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                         470,450
        500        Carbon County, PA, IDA, (Panther Creek
                   Partners), (AMT), 6.65%, 5/1/10               533,630
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                   626,056
        700        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                 703,794
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                        862,965
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                493,305
        485        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                         501,960
      1,000        Michigan Job Development Authority,
                   (General Motors Corp.), PCR,
                   5.55%, 4/1/09                               1,000,560
      1,028        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12                         167,072
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                500,350
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 925,000
        750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21(1)                               30,000
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                505,940
        500        Saint Louis, MO, IDA, (Saint Louis
                   Convention Center), (AMT),
                   7.20%, 12/15/28                               535,315
        805        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                 803,559
------------------------------------------------------------------------
                                                             $ 9,184,938
------------------------------------------------------------------------
Insured-Education -- 0.2%
------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $   225,875
------------------------------------------------------------------------
                                                             $   225,875
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT), 5.35%, 12/1/16  $   771,435
        500        Monroe County, MI, (Detroit Edison),
                   (AMBAC), (AMT), 6.35%, 12/1/04                547,275
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/11                                 551,215

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
     $  500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/12                             $   551,715
        400        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 5.00%, 1/1/15                         407,696
------------------------------------------------------------------------
                                                             $ 2,829,336
------------------------------------------------------------------------
Insured-General Obligations -- 5.9%
------------------------------------------------------------------------
     $  250        Brighton, MI, School District, (AMBAC),
                   0.00%, 5/1/20                             $    94,702
      1,000        Edcouch Elsa, TX, Independent School
                   District, (PSF), 4.75%, 8/15/22               936,380
        150        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                151,710
      1,650        McAllen, TX, Independent School
                   District, (PSF), 4.50%, 2/15/18             1,541,743
      1,470        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25(2)                            1,485,215
      1,400        Springfield, OH, City School District,
                   (FGIC), 5.00%, 12/1/17                      1,417,122
------------------------------------------------------------------------
                                                             $ 5,626,872
------------------------------------------------------------------------
Insured-Hospital -- 1.8%
------------------------------------------------------------------------
     $2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                    $ 1,677,940
------------------------------------------------------------------------
                                                             $ 1,677,940
------------------------------------------------------------------------
Insured-Transportation -- 4.7%
------------------------------------------------------------------------
     $  600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                            $   653,514
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities, (AMBAC),
                   5.00%, 7/1/20                               1,006,640
      1,000        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (FGIC),
                   4.50%, 4/1/18                                 963,300
        500        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (MBIA),
                   5.00%, 7/1/17                                 509,135
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                              1,084,060
        500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             251,890
------------------------------------------------------------------------
                                                             $ 4,468,539
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.0%
------------------------------------------------------------------------
     $2,000        Honolulu, HI, Wastewater System, (FGIC),
                   0.00%, 7/1/11                             $ 1,297,960
        630        Kannapolis, NC, Water & Sewer, (FSA),
                   4.50%, 2/1/12(3)                              627,134
------------------------------------------------------------------------
                                                             $ 1,925,094
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Miscellaneous -- 2.7%
------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $   915,783
      1,000        Mohegan Tribe, CT, Gaming Authority,
                   5.375%, 1/1/11                                992,870
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                     146,109
        500        San Juan, NM, Pueblo Development
                   Authority, 7.00%, 10/15/06                    479,060
------------------------------------------------------------------------
                                                             $ 2,533,822
------------------------------------------------------------------------
Nursing Home -- 4.8%
------------------------------------------------------------------------
     $1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06                            $   904,719
        500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03                   497,350
        925        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                          950,891
        335        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                   340,343
        915        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                935,295
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06        412,143
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                475,350
------------------------------------------------------------------------
                                                             $ 4,516,091
------------------------------------------------------------------------
Pooled Loans -- 3.3%
------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,042,272
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,094,690
------------------------------------------------------------------------
                                                             $ 3,136,962
------------------------------------------------------------------------
Senior Living / Life Care -- 4.9%
------------------------------------------------------------------------
     $  785        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $   691,507
      2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                  1,934,140
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                               293,634
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               452,335
        245        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 213,993
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers) ,
                   7.00%, 2/15/10                                369,119

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
        495        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 426,735
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                 291,199
------------------------------------------------------------------------
                                                             $ 4,672,662
------------------------------------------------------------------------
Special Tax Revenue -- 5.3%
------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $   510,960
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21        657,540
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25         255,278
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                505,195
      1,000        Laredo, TX, Certificates of Obligation,
                   4.50%, 2/15/17                                950,340
        450        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       430,439
        500        Michigan Building Authority,
                   6.10%, 10/1/01                                500,165
      1,000        New York City, NY, Transitional Finance
                   Authority, 4.75%, 11/15/23                    944,200
        235        Stoneybrook, FL, West Community
                   Development District, 6.45%, 5/1/10           240,184
------------------------------------------------------------------------
                                                             $ 4,994,301
------------------------------------------------------------------------
Transportation -- 2.4%
------------------------------------------------------------------------
     $  240        Memphis-Shelby County, TN, Airport
                   Authority, 6.12%, 12/1/16                 $   222,857
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27            1,016,640
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                      1,015,130
------------------------------------------------------------------------
                                                             $ 2,254,627
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Utilities - Electrical and Gas -- 1.0%
------------------------------------------------------------------------
     $1,000        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                        $   913,490
------------------------------------------------------------------------
                                                             $   913,490
------------------------------------------------------------------------
Water and Sewer -- 0.6%
------------------------------------------------------------------------
     $  500        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                  $   534,320
------------------------------------------------------------------------
                                                             $   534,320
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.8%
   (identified cost $89,731,333)                             $90,878,738
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.2%                       $ 3,938,725
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $94,817,463
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2001, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Michigan                                                    12.4%
Others, representing less than 10% individually             83.4%

 (1)  Non-income producing security.

 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AAS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $89,731,333)         $90,878,738
Cash                                        4,666,344
Receivable for investments sold               345,000
Interest receivable                         1,627,138
Prepaid expenses                                  517
-----------------------------------------------------
TOTAL ASSETS                              $97,517,737
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,047,948
Payable for daily variation margin on
   open financial futures contracts             6,187
Payable for when-issued securities            627,152
Accrued expenses                               18,987
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,700,274
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $94,817,463
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $93,701,355
Net unrealized appreciation (computed on
   the basis of identified cost)            1,116,108
-----------------------------------------------------
TOTAL                                     $94,817,463
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2001
Investment Income
----------------------------------------------------
Interest                                  $2,594,339
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,594,339
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  210,963
Trustees' fees and expenses                    3,877
Custodian fee                                 28,142
Legal and accounting services                    652
Miscellaneous                                  8,649
----------------------------------------------------
TOTAL EXPENSES                            $  252,283
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   15,434
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   15,434
----------------------------------------------------
NET EXPENSES                              $  236,849
----------------------------------------------------
NET INVESTMENT INCOME                     $2,357,490
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  105,662
   Financial futures contracts               (13,764)
----------------------------------------------------
NET REALIZED GAIN                         $   91,898
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  349,604
   Financial futures contracts               (62,704)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  286,900
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  378,798
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,736,288
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        2,357,490  $    4,909,712
   Net realized gain (loss)                           91,898         (88,181)
   Net change in unrealized
      appreciation (depreciation)                    286,900       2,179,292
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        2,736,288  $    7,000,823
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       13,546,716  $   12,004,221
   Withdrawals                                    (8,382,370)    (22,024,768)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $        5,164,346  $  (10,020,547)
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        7,900,634  $   (3,019,724)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $       86,916,829  $   89,936,553
----------------------------------------------------------------------------
AT END OF PERIOD                          $       94,817,463  $   86,916,829
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    ---------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(2)         0.61%       0.65%       0.61%       0.60%        0.60%
   Expenses after custodian
      fee reduction                       0.53%(2)         0.60%       0.63%       0.60%       0.59%        0.58%
   Net investment income                  5.27%(2)         5.68%       5.49%       5.32%       5.53%        5.45%
Portfolio Turnover                           7%              13%         27%         26%         41%          68%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $94,817          $86,917     $89,937     $89,966     $93,127     $102,504
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. The effect of this change for the six months ended September 30, 2001 was an decrease in the ratio of the net investment income to average net assets from 5.28% to 5.27%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of current income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium of discount when required for federal income tax purposes. Effective January 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market discounts on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $74,782 reduction in cost of securities and a corresponding $74,782 increase in net unrealized appreciation/depreciation, based on securities held by the Portfolio on December 31, 2001.

   The effect of this change for the six months ended September 30, 2001 was a decrease in net investment income of $3,712, a decrease of net realized loss/gain of $2 and an increase in net unrealized appreciation/depreciation of $3,714.

   Also in accordance with the revised AICPA Audit and Accounting guide for Investment Companies, effective January 1, 2001, the Portfolio reclassified losses/gains realized on prepayments received on mortgage-backed securities, previously included in realized gains/losses, as part of interest income.

   The statement of changed in net assets and financial highlights for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security , and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2001, the fee was equivalent to 0.47% (annualized) of the Portfolio's average net assets for such period and amounted to $210,963. Except as to Trustees of the portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2001, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowing may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2001.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations aggregated $11,697,741 and $6,318,750 respectively, for the six months ended September 30, 2001.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $89,731,333
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,954,997
    Gross unrealized depreciation             $(2,804,076)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,150,921
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of September 30, 2001, is as follows:

  FUTURES CONTRACTS
  ----------------------------------------------------------------
  EXPIRATION                                        NET UNREALIZED
  DATE(S)     CONTRACTS                 POSITION    (DEPRECIATION)
  ----------------------------------------------------------------
  12/01       22 U.S. Treasury Bond     Short            (3,736)
  12/01       11 U.S. Treasury Bond     Short           (27,560)
  ----------------------------------------------------------------
                                                       $(31,296)
  ----------------------------------------------------------------

   At September 30, 2001, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

INVESTMENT MANAGEMENT

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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